Lease Commitments for Each of Next Five Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases Future Minimum Payments [Line Items]
2013	$ 551
2014	463
2015	420
2016	420
2017	420
Thereafter	0
Total	$ 2,274